Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share Disclosure [Line Items]
Shares outstanding - beginning of year	720,796,887		723,735,186	705,903,511	704,749,849
Net income attributable to Gold Fields shareholders	$ 12.6	$ 654.3	$ 881.5	$ 391.0
Weighted average number of shares issued	5,108,162	3,724,271	1,579,341	614,351
Weighted average number of shares issued at the end of the year	711,011,673	727,459,457	722,376,228	705,364,200
Basic earnings per share	$ 0.02	$ 0.90	$ 1.22	$ 0.55
Net income attributable to Gold Fields shareholders	$ 12.6	$ 654.3	$ 881.5	$ 391.0
Weighted average number of shares issued at the end of the year	711,011,673	727,459,457	722,376,228	705,364,200
Effect of dilutive securities	8,677,377	3,264,493	8,411,270	9,185,642
Weighted Average Number of Shares Outstanding, Diluted	719,689,050	730,723,950	730,787,498	714,549,842
Diluted earnings per share	$ 0.02	$ 0.90	$ 1.21	$ 0.55